(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share	(Loss)/Earnings Per Share
(Loss)/earnings per common share ("EPS") is computed by dividing net (loss)/income by the weighted average number of common shares outstanding during the period on a basic and diluted basis.
Our potentially dilutive securities include potential common shares related to our stock options and restricted stock units granted in connection with the IPO. See Note 11 for further information regarding the IPO Awards. Diluted (loss)/earnings per share (“Diluted EPS”) considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect. Diluted EPS excludes the impact of potential common shares related to our stock options in periods in which the option exercise price is greater than the average market price of our common stock for the period. We use the if-converted method when calculating the potential dilutive effect of our 2025 Notes, if any.
The weighted average common shares outstanding for both basic and diluted (loss)/earnings per share for periods prior to the Separation date was calculated, in accordance with ASC 260, Earnings Per Share (ASC 260), using 123 million shares of common stock outstanding, which reflects the number of shares held by FMC prior to the IPO.
In connection with our IPO, we issued 20 million shares of our common stock to the public at a public offering price of $17.00 per share. The IPO closed on October 15, 2018. On November 13, 2018 the Company closed on the sale of an additional 3 million shares of its common stock pursuant to the exercise of the over-allotment option. In accordance with ASC 260, the 23 million shares issued in connection with the IPO and Over-allotment Option Exercise will be included in earnings per share calculations for periods subsequent to the closing of the IPO and Over-allotment Option Exercise and are not included in the earning per share calculations for periods prior to the closing of the IPO and Over-allotment Option Exercise.
(Loss)/earnings applicable to common stock and common stock shares used in the calculation of basic and diluted (loss)/earnings per share are as follows:

(in Millions, Except Per Share Data)	Year Ended December 31,
	2020 (1)	2019	2018
Numerator:
Net (loss)/income	$(16.3)	$50.2	$126.6

Denominator:
Weighted average common shares outstanding - basic	146.2	146.0	127.7
Dilutive share equivalents from share-based plans (2)	—	0.4	—
Weighted average common shares outstanding - diluted	146.2	146.4	127.7

Basic (loss)/earnings per common share:
Net (loss)/income per weighted average share - basic	$(0.11)	$0.34	$0.99
Diluted (loss)/earnings per common share:
Net (loss)/income per weighted average share - diluted	$(0.11)	$0.34	$0.99
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.For the year ended December 31, 2020, weighted average dilutive share equivalents associated with the 2025 Notes of 15.1 million were excluded from the diluted shares outstanding calculation because the result would have been antidilutive. The issuance of the 2025 Notes is further discussed in Note 10. Dilutive share equivalents related to outstanding RSU awards for 2018 were less than 0.1 million.
Anti-dilutive stock options
For the years ended December 31, 2020, 2019 and 2018, options to purchase 1,684,731 shares of our common stock at an average exercise price of $13.13 per share, 1,127,253 shares of our common stock at an average exercise price of $14.43 per share and 716,256 shares of our common stock at an average exercise price of $16.99 per share, respectively, were anti-dilutive and not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common stock for the full year.
Additional dilution - the FMC Plan
FMC has a share-based compensation plan, in which Lithium Business employees were eligible to participate prior to the IPO. Effective March 1, 2019 (the "Distribution Date"), each outstanding FMC equity award pursuant to the FMC Plan held by a Lithium Business employee was converted into a Livent equity award ("Converted Award") pursuant to the Livent Plan. The number of Livent shares subject to each Converted Award (and in the case of stock options, the exercise price of the award) was adjusted to preserve the aggregate intrinsic value of the original FMC Plan award as measured before and after the conversion, subject to rounding. Additionally, each outstanding award of FMC RSUs held by FMC employees and issued prior to 2019 was converted into Adjusted FMC RSUs which will vest in both FMC and Livent common stock shares, subject to the same terms and conditions as were applicable immediately prior to the conversion. See Note 11 for more information on the FMC Plan. There were 0.4 million and 0.3 million incremental shares related to the Converted Awards and Adjusted FMC RSUs that were included for diluted (loss)/earnings per share for the year ended December 31, 2020 and 2019, respectively.